Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gross amount	₩ 1,926,903	₩ 2,000,382
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 267,482	₩ 258,030	₩ 242,737
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.58%
Gross amount	₩ 1,413,007
Loss allowance	₩ 22,393
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.78%
Gross amount	₩ 514,691
Loss allowance	₩ 14,310
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	73.47%
Gross amount	₩ 56,639
Loss allowance	₩ 41,615
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	53.91%
Gross amount	₩ 5,170
Loss allowance	₩ 2,787
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	90.76%
Gross amount	₩ 150,448
Loss allowance	₩ 136,546
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	62.41%
Gross amount	₩ 8,827
Loss allowance	₩ 5,509
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	99.99%
Gross amount	₩ 25,965
Loss allowance	₩ 25,964
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	93.48%
Gross amount	₩ 19,638
Loss allowance	₩ 18,358